Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	CHOICEONE FINANCIAL SERVICES INC
Entity Central Index Key	0000803164
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 47,600,000
Entity Common Stock, Shares Outstanding		3,299,120
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012